UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Fidelity®
Export and Multinational
Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Export and Multinational	.83%
Actual		$ 1,000.00	$ 1,100.20	$ 4.33
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.17
Class K	.65%
Actual		$ 1,000.00	$ 1,101.10	$ 3.40
Hypothetical A		$ 1,000.00	$ 1,021.63	$ 3.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.3	4.1
Chevron Corp.	4.0	2.6
McDonald's Corp.	2.7	2.6
The Coca-Cola Co.	2.6	2.2
Wells Fargo & Co.	2.5	2.4
Microsoft Corp.	2.4	0.0
United Technologies Corp.	2.2	1.6
TJX Companies, Inc.	2.1	1.4
Exxon Mobil Corp.	2.0	4.1
American Tower Corp.	1.9	0.0
	28.7
Top Five Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.7	17.9
Health Care	12.6	12.3
Energy	12.6	15.4
Consumer Discretionary	12.2	12.8
Consumer Staples	11.4	13.2
Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Stocks 97.7%		Stocks 97.8%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.3%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	13.8%	** Foreign investments	18.9%

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Distributors - 0.3%
Li & Fung Ltd.	2,856,000	$ 6,554
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	125,400	3,324
Hotels, Restaurants & Leisure - 4.1%
McDonald's Corp.	569,400	56,530
Starbucks Corp.	617,900	30,005
		86,535
Household Durables - 0.5%
Toll Brothers, Inc. (a)	460,200	10,796
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	11,700	2,102
Media - 2.6%
Discovery Communications, Inc. Class C (non-vtg.) (a)	654,900	28,462
Sirius XM Radio, Inc. (a)	6,354,600	14,361
Time Warner, Inc.	312,200	11,617
		54,440
Specialty Retail - 2.1%
TJX Companies, Inc.	1,176,200	43,061
Textiles, Apparel & Luxury Goods - 2.1%
PVH Corp.	141,000	11,986
VF Corp.	211,600	30,904
		42,890
TOTAL CONSUMER DISCRETIONARY		249,702
CONSUMER STAPLES - 11.4%
Beverages - 3.7%
Diageo PLC sponsored ADR (d)	243,400	23,259
The Coca-Cola Co.	786,000	54,910
		78,169
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	636,300	28,697
Drogasil SA	825,791	8,039
		36,736
Food Products - 1.6%
Green Mountain Coffee Roasters, Inc. (a)	179,100	11,636
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	193,300	$ 15,029
Shenguan Holdings Group Ltd.	12,098,000	7,222
		33,887
Household Products - 1.0%
Procter & Gamble Co.	307,600	20,769
Tobacco - 3.3%
Altria Group, Inc.	991,300	29,838
British American Tobacco PLC sponsored ADR	381,300	38,618
		68,456
TOTAL CONSUMER STAPLES		238,017
ENERGY - 12.6%
Energy Equipment & Services - 2.4%
Ensco International Ltd. ADR	329,900	19,233
National Oilwell Varco, Inc.	111,400	9,194
Schlumberger Ltd.	285,500	22,158
		50,585
Oil, Gas & Consumable Fuels - 10.2%
Apache Corp.	213,400	23,032
Chevron Corp.	768,700	83,881
Exxon Mobil Corp.	476,465	41,214
HollyFrontier Corp.	290,000	9,463
Noble Energy, Inc.	242,500	23,680
Northern Oil & Gas, Inc. (a)(d)	235,950	5,594
Suncor Energy, Inc.	204,000	7,342
Valero Energy Corp.	754,472	18,477
		212,683
TOTAL ENERGY		263,268
FINANCIALS - 11.3%
Capital Markets - 0.5%
Evercore Partners, Inc. Class A	371,358	10,097
Commercial Banks - 5.5%
M&T Bank Corp.	344,900	28,151
U.S. Bancorp	1,183,800	34,804
Wells Fargo & Co.	1,659,300	51,919
		114,874
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.1%
Citigroup, Inc.	977,320	$ 32,564
JPMorgan Chase & Co.	817,400	32,075
		64,639
Real Estate Investment Trusts - 1.9%
American Tower Corp.	649,600	40,652
Thrifts & Mortgage Finance - 0.3%
BankUnited, Inc.	277,363	6,388
TOTAL FINANCIALS		236,650
HEALTH CARE - 12.6%
Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc. (a)	162,500	13,606
Amgen, Inc.	439,600	29,871
BioMarin Pharmaceutical, Inc. (a)	586,800	20,978
Gilead Sciences, Inc. (a)	292,200	13,295
Infinity Pharmaceuticals, Inc. (a)	677,000	5,518
Theravance, Inc. (a)	426,400	7,974
United Therapeutics Corp. (a)	151,300	7,222
Vertex Pharmaceuticals, Inc. (a)	280,300	10,909
		109,373
Health Care Equipment & Supplies - 1.3%
Covidien PLC	306,600	16,020
Insulet Corp. (a)	572,400	11,288
		27,308
Health Care Providers & Services - 3.1%
Health Net, Inc. (a)	271,700	10,254
Medco Health Solutions, Inc. (a)	251,900	17,026
MEDNAX, Inc. (a)	148,700	11,062
UnitedHealth Group, Inc.	472,200	26,325
		64,667
Pharmaceuticals - 3.0%
Cadence Pharmaceuticals, Inc. (a)(d)	1,488,000	5,580
Elan Corp. PLC sponsored ADR (a)	456,600	5,708
GlaxoSmithKline PLC sponsored ADR	304,600	13,497
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi sponsored ADR	682,700	$ 25,280
Shire PLC sponsored ADR	121,800	12,746
		62,811
TOTAL HEALTH CARE		264,159
INDUSTRIALS - 9.3%
Aerospace & Defense - 4.1%
Precision Castparts Corp.	99,700	16,693
Textron, Inc.	824,100	22,671
United Technologies Corp.	546,900	45,869
		85,233
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	159,997	4,262
Electrical Equipment - 0.9%
GrafTech International Ltd. (a)	551,900	7,015
Roper Industries, Inc.	133,200	12,190
		19,205
Machinery - 1.0%
Cummins, Inc.	166,100	20,027
Professional Services - 1.3%
IHS, Inc. Class A (a)	291,600	27,577
Road & Rail - 1.6%
Union Pacific Corp.	304,800	33,604
Transportation Infrastructure - 0.2%
Companhia de Concessoes Rodoviarias	540,000	4,314
TOTAL INDUSTRIALS		194,222
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 4.1%
Acme Packet, Inc. (a)	302,935	9,233
Aruba Networks, Inc. (a)	271,436	5,860
Calix Networks, Inc. (a)	833,851	7,538
Cisco Systems, Inc.	1,338,900	26,617
Polycom, Inc. (a)	239,850	4,953
QUALCOMM, Inc.	522,900	32,514
		86,715
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 6.9%
Apple, Inc. (a)	242,300	$ 131,435
Fusion-io, Inc.	66,700	1,821
SanDisk Corp. (a)	239,500	11,846
		145,102
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	260,000	10,439
Internet Software & Services - 2.1%
eBay, Inc. (a)	509,100	18,195
Facebook, Inc. Class B (e)	117,366	3,611
Google, Inc. Class A (a)	18,775	11,608
Rackspace Hosting, Inc. (a)	190,700	9,962
		43,376
IT Services - 3.4%
Accenture PLC Class A	383,800	22,851
Cognizant Technology Solutions Corp. Class A (a)	232,200	16,475
Fidelity National Information Services, Inc.	657,200	20,853
Virtusa Corp. (a)	681,666	10,654
		70,833
Semiconductors & Semiconductor Equipment - 2.2%
Avago Technologies Ltd.	222,900	8,383
Micron Technology, Inc. (a)	1,446,600	12,368
RF Micro Devices, Inc. (a)	1,535,500	7,324
Skyworks Solutions, Inc. (a)	653,200	17,617
		45,692
Software - 5.3%
ANSYS, Inc. (a)	205,000	12,952
Citrix Systems, Inc. (a)	90,100	6,734
Microsoft Corp.	1,574,900	49,987
Oracle Corp.	291,800	8,541
Red Hat, Inc. (a)	298,800	14,779
salesforce.com, Inc. (a)	67,100	9,606
Trion World Network, Inc. warrants 8/10/17 (a)(e)	28,652	0*
VMware, Inc. Class A (a)	81,800	8,089
		110,688
TOTAL INFORMATION TECHNOLOGY		512,845
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.7%
Chemicals - 2.0%
LyondellBasell Industries NV Class A	382,500	$ 16,516
Monsanto Co.	249,400	19,299
Uralkali JSC GDR (Reg. S)	114,200	4,642
		40,457
Metals & Mining - 1.7%
Ivanhoe Mines Ltd. (a)	704,700	12,226
Newmont Mining Corp.	397,400	23,606
		35,832
TOTAL MATERIALS		76,289
UTILITIES - 0.3%
Electric Utilities - 0.3%
Power Assets Holdings Ltd.	884,000	6,622
TOTAL COMMON STOCKS (Cost $1,661,598)		2,041,774
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc. Series M-1:
8.00%	427,303	2,184
8.00%	30,521	156
8.00%	30,522	156
		2,496
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(e)	910,747	3,898
Series C-1, 8.00% (a)(e)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,323)		6,701
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc.:
9% 11/18/13	$ 67	$ 67
9% 11/18/13	67	67
9% 12/2/13	937	937
TOTAL NONCONVERTIBLE BONDS (Cost $1,071)		1,071
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	23,389,664	23,390
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,216,850	12,217
TOTAL MONEY MARKET FUNDS (Cost $35,607)		35,607
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,712,599)		2,085,153
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,803
NET ASSETS - 100%		$ 2,088,956
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,816,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 2,934
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	287
Total	$ 307
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 252,198	$ 249,702	$ -	$ 2,496
Consumer Staples	238,017	238,017	-	-
Energy	263,268	263,268	-	-
Financials	236,650	236,650	-	-
Health Care	264,159	264,159	-	-
Industrials	194,222	194,222	-	-
Information Technology	517,050	509,234	-	7,816
Materials	76,289	76,289	-	-
Utilities	6,622	6,622	-	-
Corporate Bonds	1,071	-	-	1,071
Money Market Funds	35,607	35,607	-	-
Total Investments in Securities:	$ 2,085,153	$ 2,073,770	$ -	$ 11,383
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,384
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,001)
Cost of Purchases	10,000
Proceeds of Sales	(10,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 11,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (4,001)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.2%
United Kingdom	4.5%
Ireland	2.2%
France	1.2%
Curacao	1.1%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,923) - See accompanying schedule: Unaffiliated issuers (cost $1,676,992)	$ 2,049,546
Fidelity Central Funds (cost $35,607)	35,607
Total Investments (cost $1,712,599)		$ 2,085,153
Receivable for investments sold		28,112
Receivable for fund shares sold		1,168
Dividends receivable		3,748
Interest receivable		43
Distributions receivable from Fidelity Central Funds		7
Prepaid expenses		4
Other affiliated receivables		145
Other receivables		4
Total assets		2,118,384

Liabilities
Payable for investments purchased	$ 13,410
Payable for fund shares redeemed	2,363
Accrued management fee	976
Other affiliated payables	416
Other payables and accrued expenses	46
Collateral on securities loaned, at value	12,217
Total liabilities		29,428

Net Assets		$ 2,088,956
Net Assets consist of:
Paid in capital		$ 1,757,635
Undistributed net investment income		336
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,560)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		372,545
Net Assets		$ 2,088,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Export and Multinational: Net Asset Value, offering price and redemption price per share ($1,887,611 ÷ 83,054 shares)	$ 22.73

Class K: Net Asset Value, offering price and redemption price per share ($201,345 ÷ 8,866 shares)	$ 22.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 15,546
Interest		43
Income from Fidelity Central Funds		307
Total income		15,896

Expenses
Management fee	$ 5,880
Transfer agent fees	2,221
Accounting and security lending fees	320
Custodian fees and expenses	38
Independent trustees' compensation	7
Registration fees	20
Audit	37
Legal	5
Miscellaneous	10
Total expenses before reductions	8,538
Expense reductions	(5)	8,533
Net investment income (loss)		7,363
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,944)
Foreign currency transactions	(73)
Total net realized gain (loss)		(21,017)
Change in net unrealized appreciation (depreciation) on: Investment securities	209,724
Assets and liabilities in foreign currencies	(72)
Total change in net unrealized appreciation (depreciation)		209,652
Net gain (loss)		188,635
Net increase (decrease) in net assets resulting from operations		$ 195,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,363	$ 20,450
Net realized gain (loss)	(21,017)	205,939
Change in net unrealized appreciation (depreciation)	209,652	198,094
Net increase (decrease) in net assets resulting from operations	195,998	424,483
Distributions to shareholders from net investment income	(20,029)	(17,836)
Distributions to shareholders from net realized gain	(13,033)	-
Total distributions	(33,062)	(17,836)
Share transactions - net increase (decrease)	(313,579)	(556,294)
Redemption fees	5	28
Total increase (decrease) in net assets	(150,638)	(149,619)

Net Assets
Beginning of period	2,239,594	2,389,213
End of period (including undistributed net investment income of $336 and undistributed net investment income of $13,002, respectively)	$ 2,088,956	$ 2,239,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.99	$ 18.07	$ 17.63	$ 21.92	$ 24.86	$ 21.57
Income from Investment Operations
Net investment income (loss) D	.07	.17	.10	.15	.08	.02
Net realized and unrealized gain (loss)	1.98	2.89	.46	(4.27)	(2.24)	3.32
Total from investment operations	2.05	3.06	.56	(4.12)	(2.16)	3.34
Distributions from net investment income	(.19)	(.14)	(.12)	(.05)	(.02)	(.04)
Distributions from net realized gain	(.12)	-	-	(.12)	(.76)	(.01)
Total distributions	(.31)	(.14)	(.12)	(.17)	(.78)	(.05)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 22.73	$ 20.99	$ 18.07	$ 17.63	$ 21.92	$ 24.86
Total Return B,C	10.02%	16.93%	3.17%	(18.65)%	(9.21)%	15.51%
Ratios to Average Net Assets E,G
Expenses before reductions	.83% A	.83%	.86%	.91%	.82%	.82%
Expenses net of fee waivers, if any	.83% A	.83%	.86%	.91%	.82%	.82%
Expenses net of all reductions	.83% A	.83%	.84%	.90%	.81%	.81%
Net investment income (loss)	.68% A	.77%	.54%	.95%	.34%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 1,888	$ 2,045	$ 2,227	$ 2,566	$ 3,917	$ 4,282
Portfolio turnover rate F	59% A	109%	197%	83%	53%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.00	$ 18.08	$ 17.64	$ 21.94	$ 24.16
Income from Investment Operations
Net investment income (loss) D	.09	.21	.14	.18	.04
Net realized and unrealized gain (loss)	1.98	2.89	.47	(4.28)	(2.26)
Total from investment operations	2.07	3.10	.61	(4.10)	(2.22)
Distributions from net investment income	(.23)	(.18)	(.17)	(.08)	-
Distributions from net realized gain	(.12)	-	-	(.12)	-
Total distributions	(.36) J	(.18)	(.17)	(.20)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 22.71	$ 21.00	$ 18.08	$ 17.64	$ 21.94
Total Return B,C	10.11%	17.16%	3.39%	(18.51)%	(9.19)%
Ratios to Average Net Assets E,H
Expenses before reductions	.65% A	.65%	.66%	.67%	.66% A
Expenses net of fee waivers, if any	.65% A	.65%	.66%	.67%	.66% A
Expenses net of all reductions	.65% A	.65%	.64%	.66%	.66% A
Net investment income (loss)	.86% A	.95%	.74%	1.19%	.62% A
Supplemental Data
Net assets, end of period (000)	$ 201,345	$ 194,139	$ 162,059	$ 117,943	$ 91
Portfolio turnover rate F	59% A	109%	197%	83%	53% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.124 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies, deferred trustees compensation, capital loss carry forward and losses due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 418,090
Gross unrealized depreciation	(53,996)
Net unrealized appreciation (depreciation) on securities and other investments	$ 364,094

Tax cost	$ 1,721,059

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $612,244 and $953,241, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Export and Multinational	2,170.23
Class K	51.05
	$ 2,221

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $287. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Export and Multinational	$ 17,858	$ 16,275
Class K	2,171	1,561
Total	$ 20,029	$ 17,836
From net realized gain
Export and Multinational	$ 11,876	$ -
Class K	1,157	-
Total	$ 13,033	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Export and Multinational
Shares sold	2,007	6,985	$ 42,025	$ 151,553
Reinvestment of distributions	1,455	760	28,547	15,639
Shares redeemed	(17,879)	(33,552)	(374,554)	(729,893)
Net increase (decrease)	(14,417)	(25,807)	$ (303,982)	$ (562,701)
Class K
Shares sold	2,036	3,083	$ 42,729	$ 66,954
Reinvestment of distributions	170	76	3,328	1,561
Shares redeemed	(2,586)	(2,875)	(55,654)	(62,108)
Net increase (decrease)	(380)	284	$ (9,597)	$ 6,407

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

EXF-USAN-0412
1.790938.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Export and Multinational
Fund -

Class K

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Export and Multinational	.83%
Actual		$ 1,000.00	$ 1,100.20	$ 4.33
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.17
Class K	.65%
Actual		$ 1,000.00	$ 1,101.10	$ 3.40
Hypothetical A		$ 1,000.00	$ 1,021.63	$ 3.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.3	4.1
Chevron Corp.	4.0	2.6
McDonald's Corp.	2.7	2.6
The Coca-Cola Co.	2.6	2.2
Wells Fargo & Co.	2.5	2.4
Microsoft Corp.	2.4	0.0
United Technologies Corp.	2.2	1.6
TJX Companies, Inc.	2.1	1.4
Exxon Mobil Corp.	2.0	4.1
American Tower Corp.	1.9	0.0
	28.7
Top Five Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.7	17.9
Health Care	12.6	12.3
Energy	12.6	15.4
Consumer Discretionary	12.2	12.8
Consumer Staples	11.4	13.2
Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Stocks 97.7%		Stocks 97.8%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.3%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	13.8%	** Foreign investments	18.9%

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Distributors - 0.3%
Li & Fung Ltd.	2,856,000	$ 6,554
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	125,400	3,324
Hotels, Restaurants & Leisure - 4.1%
McDonald's Corp.	569,400	56,530
Starbucks Corp.	617,900	30,005
		86,535
Household Durables - 0.5%
Toll Brothers, Inc. (a)	460,200	10,796
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	11,700	2,102
Media - 2.6%
Discovery Communications, Inc. Class C (non-vtg.) (a)	654,900	28,462
Sirius XM Radio, Inc. (a)	6,354,600	14,361
Time Warner, Inc.	312,200	11,617
		54,440
Specialty Retail - 2.1%
TJX Companies, Inc.	1,176,200	43,061
Textiles, Apparel & Luxury Goods - 2.1%
PVH Corp.	141,000	11,986
VF Corp.	211,600	30,904
		42,890
TOTAL CONSUMER DISCRETIONARY		249,702
CONSUMER STAPLES - 11.4%
Beverages - 3.7%
Diageo PLC sponsored ADR (d)	243,400	23,259
The Coca-Cola Co.	786,000	54,910
		78,169
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	636,300	28,697
Drogasil SA	825,791	8,039
		36,736
Food Products - 1.6%
Green Mountain Coffee Roasters, Inc. (a)	179,100	11,636
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	193,300	$ 15,029
Shenguan Holdings Group Ltd.	12,098,000	7,222
		33,887
Household Products - 1.0%
Procter & Gamble Co.	307,600	20,769
Tobacco - 3.3%
Altria Group, Inc.	991,300	29,838
British American Tobacco PLC sponsored ADR	381,300	38,618
		68,456
TOTAL CONSUMER STAPLES		238,017
ENERGY - 12.6%
Energy Equipment & Services - 2.4%
Ensco International Ltd. ADR	329,900	19,233
National Oilwell Varco, Inc.	111,400	9,194
Schlumberger Ltd.	285,500	22,158
		50,585
Oil, Gas & Consumable Fuels - 10.2%
Apache Corp.	213,400	23,032
Chevron Corp.	768,700	83,881
Exxon Mobil Corp.	476,465	41,214
HollyFrontier Corp.	290,000	9,463
Noble Energy, Inc.	242,500	23,680
Northern Oil & Gas, Inc. (a)(d)	235,950	5,594
Suncor Energy, Inc.	204,000	7,342
Valero Energy Corp.	754,472	18,477
		212,683
TOTAL ENERGY		263,268
FINANCIALS - 11.3%
Capital Markets - 0.5%
Evercore Partners, Inc. Class A	371,358	10,097
Commercial Banks - 5.5%
M&T Bank Corp.	344,900	28,151
U.S. Bancorp	1,183,800	34,804
Wells Fargo & Co.	1,659,300	51,919
		114,874
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.1%
Citigroup, Inc.	977,320	$ 32,564
JPMorgan Chase & Co.	817,400	32,075
		64,639
Real Estate Investment Trusts - 1.9%
American Tower Corp.	649,600	40,652
Thrifts & Mortgage Finance - 0.3%
BankUnited, Inc.	277,363	6,388
TOTAL FINANCIALS		236,650
HEALTH CARE - 12.6%
Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc. (a)	162,500	13,606
Amgen, Inc.	439,600	29,871
BioMarin Pharmaceutical, Inc. (a)	586,800	20,978
Gilead Sciences, Inc. (a)	292,200	13,295
Infinity Pharmaceuticals, Inc. (a)	677,000	5,518
Theravance, Inc. (a)	426,400	7,974
United Therapeutics Corp. (a)	151,300	7,222
Vertex Pharmaceuticals, Inc. (a)	280,300	10,909
		109,373
Health Care Equipment & Supplies - 1.3%
Covidien PLC	306,600	16,020
Insulet Corp. (a)	572,400	11,288
		27,308
Health Care Providers & Services - 3.1%
Health Net, Inc. (a)	271,700	10,254
Medco Health Solutions, Inc. (a)	251,900	17,026
MEDNAX, Inc. (a)	148,700	11,062
UnitedHealth Group, Inc.	472,200	26,325
		64,667
Pharmaceuticals - 3.0%
Cadence Pharmaceuticals, Inc. (a)(d)	1,488,000	5,580
Elan Corp. PLC sponsored ADR (a)	456,600	5,708
GlaxoSmithKline PLC sponsored ADR	304,600	13,497
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi sponsored ADR	682,700	$ 25,280
Shire PLC sponsored ADR	121,800	12,746
		62,811
TOTAL HEALTH CARE		264,159
INDUSTRIALS - 9.3%
Aerospace & Defense - 4.1%
Precision Castparts Corp.	99,700	16,693
Textron, Inc.	824,100	22,671
United Technologies Corp.	546,900	45,869
		85,233
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	159,997	4,262
Electrical Equipment - 0.9%
GrafTech International Ltd. (a)	551,900	7,015
Roper Industries, Inc.	133,200	12,190
		19,205
Machinery - 1.0%
Cummins, Inc.	166,100	20,027
Professional Services - 1.3%
IHS, Inc. Class A (a)	291,600	27,577
Road & Rail - 1.6%
Union Pacific Corp.	304,800	33,604
Transportation Infrastructure - 0.2%
Companhia de Concessoes Rodoviarias	540,000	4,314
TOTAL INDUSTRIALS		194,222
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 4.1%
Acme Packet, Inc. (a)	302,935	9,233
Aruba Networks, Inc. (a)	271,436	5,860
Calix Networks, Inc. (a)	833,851	7,538
Cisco Systems, Inc.	1,338,900	26,617
Polycom, Inc. (a)	239,850	4,953
QUALCOMM, Inc.	522,900	32,514
		86,715
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 6.9%
Apple, Inc. (a)	242,300	$ 131,435
Fusion-io, Inc.	66,700	1,821
SanDisk Corp. (a)	239,500	11,846
		145,102
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	260,000	10,439
Internet Software & Services - 2.1%
eBay, Inc. (a)	509,100	18,195
Facebook, Inc. Class B (e)	117,366	3,611
Google, Inc. Class A (a)	18,775	11,608
Rackspace Hosting, Inc. (a)	190,700	9,962
		43,376
IT Services - 3.4%
Accenture PLC Class A	383,800	22,851
Cognizant Technology Solutions Corp. Class A (a)	232,200	16,475
Fidelity National Information Services, Inc.	657,200	20,853
Virtusa Corp. (a)	681,666	10,654
		70,833
Semiconductors & Semiconductor Equipment - 2.2%
Avago Technologies Ltd.	222,900	8,383
Micron Technology, Inc. (a)	1,446,600	12,368
RF Micro Devices, Inc. (a)	1,535,500	7,324
Skyworks Solutions, Inc. (a)	653,200	17,617
		45,692
Software - 5.3%
ANSYS, Inc. (a)	205,000	12,952
Citrix Systems, Inc. (a)	90,100	6,734
Microsoft Corp.	1,574,900	49,987
Oracle Corp.	291,800	8,541
Red Hat, Inc. (a)	298,800	14,779
salesforce.com, Inc. (a)	67,100	9,606
Trion World Network, Inc. warrants 8/10/17 (a)(e)	28,652	0*
VMware, Inc. Class A (a)	81,800	8,089
		110,688
TOTAL INFORMATION TECHNOLOGY		512,845
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.7%
Chemicals - 2.0%
LyondellBasell Industries NV Class A	382,500	$ 16,516
Monsanto Co.	249,400	19,299
Uralkali JSC GDR (Reg. S)	114,200	4,642
		40,457
Metals & Mining - 1.7%
Ivanhoe Mines Ltd. (a)	704,700	12,226
Newmont Mining Corp.	397,400	23,606
		35,832
TOTAL MATERIALS		76,289
UTILITIES - 0.3%
Electric Utilities - 0.3%
Power Assets Holdings Ltd.	884,000	6,622
TOTAL COMMON STOCKS (Cost $1,661,598)		2,041,774
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc. Series M-1:
8.00%	427,303	2,184
8.00%	30,521	156
8.00%	30,522	156
		2,496
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(e)	910,747	3,898
Series C-1, 8.00% (a)(e)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,323)		6,701
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc.:
9% 11/18/13	$ 67	$ 67
9% 11/18/13	67	67
9% 12/2/13	937	937
TOTAL NONCONVERTIBLE BONDS (Cost $1,071)		1,071
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	23,389,664	23,390
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,216,850	12,217
TOTAL MONEY MARKET FUNDS (Cost $35,607)		35,607
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,712,599)		2,085,153
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,803
NET ASSETS - 100%		$ 2,088,956
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,816,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 2,934
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	287
Total	$ 307
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 252,198	$ 249,702	$ -	$ 2,496
Consumer Staples	238,017	238,017	-	-
Energy	263,268	263,268	-	-
Financials	236,650	236,650	-	-
Health Care	264,159	264,159	-	-
Industrials	194,222	194,222	-	-
Information Technology	517,050	509,234	-	7,816
Materials	76,289	76,289	-	-
Utilities	6,622	6,622	-	-
Corporate Bonds	1,071	-	-	1,071
Money Market Funds	35,607	35,607	-	-
Total Investments in Securities:	$ 2,085,153	$ 2,073,770	$ -	$ 11,383
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,384
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,001)
Cost of Purchases	10,000
Proceeds of Sales	(10,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 11,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (4,001)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.2%
United Kingdom	4.5%
Ireland	2.2%
France	1.2%
Curacao	1.1%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,923) - See accompanying schedule: Unaffiliated issuers (cost $1,676,992)	$ 2,049,546
Fidelity Central Funds (cost $35,607)	35,607
Total Investments (cost $1,712,599)		$ 2,085,153
Receivable for investments sold		28,112
Receivable for fund shares sold		1,168
Dividends receivable		3,748
Interest receivable		43
Distributions receivable from Fidelity Central Funds		7
Prepaid expenses		4
Other affiliated receivables		145
Other receivables		4
Total assets		2,118,384

Liabilities
Payable for investments purchased	$ 13,410
Payable for fund shares redeemed	2,363
Accrued management fee	976
Other affiliated payables	416
Other payables and accrued expenses	46
Collateral on securities loaned, at value	12,217
Total liabilities		29,428

Net Assets		$ 2,088,956
Net Assets consist of:
Paid in capital		$ 1,757,635
Undistributed net investment income		336
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,560)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		372,545
Net Assets		$ 2,088,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Export and Multinational: Net Asset Value, offering price and redemption price per share ($1,887,611 ÷ 83,054 shares)	$ 22.73

Class K: Net Asset Value, offering price and redemption price per share ($201,345 ÷ 8,866 shares)	$ 22.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 15,546
Interest		43
Income from Fidelity Central Funds		307
Total income		15,896

Expenses
Management fee	$ 5,880
Transfer agent fees	2,221
Accounting and security lending fees	320
Custodian fees and expenses	38
Independent trustees' compensation	7
Registration fees	20
Audit	37
Legal	5
Miscellaneous	10
Total expenses before reductions	8,538
Expense reductions	(5)	8,533
Net investment income (loss)		7,363
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,944)
Foreign currency transactions	(73)
Total net realized gain (loss)		(21,017)
Change in net unrealized appreciation (depreciation) on: Investment securities	209,724
Assets and liabilities in foreign currencies	(72)
Total change in net unrealized appreciation (depreciation)		209,652
Net gain (loss)		188,635
Net increase (decrease) in net assets resulting from operations		$ 195,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,363	$ 20,450
Net realized gain (loss)	(21,017)	205,939
Change in net unrealized appreciation (depreciation)	209,652	198,094
Net increase (decrease) in net assets resulting from operations	195,998	424,483
Distributions to shareholders from net investment income	(20,029)	(17,836)
Distributions to shareholders from net realized gain	(13,033)	-
Total distributions	(33,062)	(17,836)
Share transactions - net increase (decrease)	(313,579)	(556,294)
Redemption fees	5	28
Total increase (decrease) in net assets	(150,638)	(149,619)

Net Assets
Beginning of period	2,239,594	2,389,213
End of period (including undistributed net investment income of $336 and undistributed net investment income of $13,002, respectively)	$ 2,088,956	$ 2,239,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.99	$ 18.07	$ 17.63	$ 21.92	$ 24.86	$ 21.57
Income from Investment Operations
Net investment income (loss) D	.07	.17	.10	.15	.08	.02
Net realized and unrealized gain (loss)	1.98	2.89	.46	(4.27)	(2.24)	3.32
Total from investment operations	2.05	3.06	.56	(4.12)	(2.16)	3.34
Distributions from net investment income	(.19)	(.14)	(.12)	(.05)	(.02)	(.04)
Distributions from net realized gain	(.12)	-	-	(.12)	(.76)	(.01)
Total distributions	(.31)	(.14)	(.12)	(.17)	(.78)	(.05)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 22.73	$ 20.99	$ 18.07	$ 17.63	$ 21.92	$ 24.86
Total Return B,C	10.02%	16.93%	3.17%	(18.65)%	(9.21)%	15.51%
Ratios to Average Net Assets E,G
Expenses before reductions	.83% A	.83%	.86%	.91%	.82%	.82%
Expenses net of fee waivers, if any	.83% A	.83%	.86%	.91%	.82%	.82%
Expenses net of all reductions	.83% A	.83%	.84%	.90%	.81%	.81%
Net investment income (loss)	.68% A	.77%	.54%	.95%	.34%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 1,888	$ 2,045	$ 2,227	$ 2,566	$ 3,917	$ 4,282
Portfolio turnover rate F	59% A	109%	197%	83%	53%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.00	$ 18.08	$ 17.64	$ 21.94	$ 24.16
Income from Investment Operations
Net investment income (loss) D	.09	.21	.14	.18	.04
Net realized and unrealized gain (loss)	1.98	2.89	.47	(4.28)	(2.26)
Total from investment operations	2.07	3.10	.61	(4.10)	(2.22)
Distributions from net investment income	(.23)	(.18)	(.17)	(.08)	-
Distributions from net realized gain	(.12)	-	-	(.12)	-
Total distributions	(.36) J	(.18)	(.17)	(.20)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 22.71	$ 21.00	$ 18.08	$ 17.64	$ 21.94
Total Return B,C	10.11%	17.16%	3.39%	(18.51)%	(9.19)%
Ratios to Average Net Assets E,H
Expenses before reductions	.65% A	.65%	.66%	.67%	.66% A
Expenses net of fee waivers, if any	.65% A	.65%	.66%	.67%	.66% A
Expenses net of all reductions	.65% A	.65%	.64%	.66%	.66% A
Net investment income (loss)	.86% A	.95%	.74%	1.19%	.62% A
Supplemental Data
Net assets, end of period (000)	$ 201,345	$ 194,139	$ 162,059	$ 117,943	$ 91
Portfolio turnover rate F	59% A	109%	197%	83%	53% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.124 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

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3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies, deferred trustees compensation, capital loss carry forward and losses due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 418,090
Gross unrealized depreciation	(53,996)
Net unrealized appreciation (depreciation) on securities and other investments	$ 364,094

Tax cost	$ 1,721,059

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $612,244 and $953,241, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Export and Multinational	2,170.23
Class K	51.05
	$ 2,221

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29 for the period.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $287. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Export and Multinational	$ 17,858	$ 16,275
Class K	2,171	1,561
Total	$ 20,029	$ 17,836
From net realized gain
Export and Multinational	$ 11,876	$ -
Class K	1,157	-
Total	$ 13,033	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Export and Multinational
Shares sold	2,007	6,985	$ 42,025	$ 151,553
Reinvestment of distributions	1,455	760	28,547	15,639
Shares redeemed	(17,879)	(33,552)	(374,554)	(729,893)
Net increase (decrease)	(14,417)	(25,807)	$ (303,982)	$ (562,701)
Class K
Shares sold	2,036	3,083	$ 42,729	$ 66,954
Reinvestment of distributions	170	76	3,328	1,561
Shares redeemed	(2,586)	(2,875)	(55,654)	(62,108)
Net increase (decrease)	(380)	284	$ (9,597)	$ 6,407

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

EXF-K-USAN-0412
1.863262.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 20, 2012